NATURE OF BUSINESS AND OPERATIONS (Details Narrative) - shares	1 Months Ended
	May 16, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted preferred shares issued in for exchange		0	0	0
Class A Preferred Stock [Member]
Restricted preferred shares issued in for exchange		9,003,774	3,774	3,774
Unwind Agreement [Member] | Class A Preferred Stock [Member]
Agreement description	The Shares convert at a ratio of 1-for-50, meaning each share of Series A Preferred Stock converts into 50 shares of Common Stock, and the Shares carry voting rights equal to 500 votes per one share of Series A Preferred Stock is then convertible, thus giving Seller voting control of the Company
Restricted preferred shares returned	9,000,000
Restricted preferred shares issued in for exchange	9,000,000